Note 9 - Summary of Stock Options (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jul. 22, 2015	Jul. 21, 2015
Two Thousand Five Plan [Member]
Common Stock, Capital Shares Reserved for Future Issuance	2,778
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	2,778
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 102.68
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	1 year 131 days
The 2006 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	40,266
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 12.33
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	6 years 233 days
Conversion of Stock Exchange Ratio	0.0080497
The 2013 Plan [Member] | Holdings Greater Than 10 Percent of Shares Outstanding [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	5 years
The 2013 Plan [Member]
Common Stock, Capital Shares Reserved for Future Issuance	243,047
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	979,151
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 5.96
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	9 years 186 days
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum	10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent	110.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				1,262,500	388,949
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 3.13	$ 2.58
Acceleration of Vesting of Approximately 140,000 Affected Stock Options [Member] | Selling, General and Administrative Expenses [Member]
Allocated Share-based Compensation Expense		$ 103,000
Employee Stock Option [Member]
Allocated Share-based Compensation Expense	$ 220,000	$ 184,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options	$ 2,400,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	3 years 259 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	1,022,195	286,501	45,427
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 6.47	$ 8.16	$ 9.92
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	9 years 135 days	9 years 116 days	8 years 292 days
Allocated Share-based Compensation Expense	$ 220,000	$ 184,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value	$ 0
Stock Options Acceleration of Vesting Number		17,500